Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2017
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

3. Critical accounting judgements and key sources of estimation uncertainty

In the application of the Company’s accounting policies, which are described above, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following areas are areas where key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year:

Going concern

The Group has incurred net losses since its inception and for the year ended December 31, 2017, its consolidated statement of profit and loss and other comprehensive income reflects a net loss, and its consolidated statement of financial position includes a loss carried forward. On February 27, 2018, the Board has reviewed and approved the consolidated financial statements and accounting standards. Taking into account the cash and cash equivalents and current financial asset position of €359.8 million on December 31, 2017, the Board is of the opinion that the Group is a going concern basis.

Whilst the current cash position is sufficient for the Group’s immediate and mid‑term needs, the Board pointed out that if the research and development activities continue to deliver added value, the Company may seek additional funding to support the continuing development of its portfolio of products or to be able to execute other business opportunities.

Revenue recognition

For revenue recognition, the significant estimates relate to allocation of value to the separate elements in multiple element arrangements. With respect to the allocation of value to the separate elements, the Company is using the stand‑alone selling prices or management’s best estimates of selling prices to estimate the fair value of the elements and account for them separately. Revenue is allocated to each deliverable based on the fair value of each individual element and is recognized when the revenue recognition criteria described above are met.

Upfront fees under collaboration or licensing agreements are recognized over the expected duration of the performance obligations, unless there is no continuous involvement required. Management estimates this period at the start of the collaboration and validates the remaining estimated collaboration term at each closing date.

Measurement of share‑based payments

In accordance with IFRS 2—Share‑based Payment, the fair value of the options at grant date is recognized as an expense in the statement of profit and loss and other comprehensive income over the vesting period. Subsequently, the fair value recognized in equity is not re‑measured.

The fair value of each stock option granted during the year is calculated using the Black‑Scholes pricing model. This pricing model requires the input of subjective assumptions, which are detailed in note 4.12.

Recognition of deferred tax assets

Deferred tax assets are recognized only if management assesses that these tax assets can be offset against positive taxable income within a foreseeable future.

This judgment is made by management on an ongoing basis and is based on budgets and business plans for the coming years, including planned commercial initiatives. These budgets and business plans are reviewed and approved by the Board of Directors.

Since inception, the Group has reported losses, and consequently, the Group has unused tax losses. The deferred tax assets are currently not deemed to meet the criteria for recognition as management is not able to provide any convincing positive evidence that deferred tax assets should be recognized. Therefore, management has concluded that deferred tax assets should not be recognized on December 31, 2017.